Note 4 - Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

4.         Accrued Liabilities

Accrued liabilities consisted of the following as of September 30, 2015 and December 31, 2014 (in thousands):

	September 30,	December 31,
	2015	2014

Accrued professional fees	$175	$117
Accrued clinical trial costs	151	-
Accrued bonuses	268	-
Accrued vacation	103	86
Accrued payroll and other related expenses	49	-
Other accruals	81	20
Total accrued liabilities	$827	$223

5 .          Accrued Liabilities

Accrued liabilities consisted of the following as of December 31, 2014 and 2013 (in thousands):

	December 31,
	2014	2013
Accrued professional fees	$117	$15
Accrued vacation	86	81
Accrued interest	-	237
Accrued loan balloon payment	-	76
Accrued loan restructuring fees	-	27
Accrued severence pay	-	59
Other accruals	20	21
Total accrued liabilities	$223	$516